Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		$ 135,168,406
Depreciation expense	$ 1,303,293	39,893,786	$ 28,625,287	$ 28,961,614
Additions	1,277,107	39,092,238	23,677,682	27,680,862
Ending balance	7,010,539	214,592,588	135,168,406
Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	12,098,015	370,320,242	364,012,147	355,233,007
Additions	1,277,106	39,092,238	23,677,682	27,680,862
Disposals	(962,315)	(29,456,450)	(9,896,428)	(7,069,481)
Reclassification	(486)	(14,891)	(474,352)	(175)
Acquisition through business combinations	5,119,954	156,721,779		1,159
Effect of foreign currency exchange differences	(39,230)	(1,200,829)	(6,998,807)	(11,833,225)
Ending balance	17,493,044	535,462,089	370,320,242	364,012,147
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	7,682,190	235,151,836	220,131,906	205,235,932
Depreciation expense	1,303,292	39,893,786	28,625,287	28,961,614
Impairment losses recognized	4,348	133,071	289,558	888,231
Disposals	(923,428)	(28,266,113)	(8,757,164)	(6,245,611)
Reclassification	(9)	(265)	(199,745)
Acquisition through business combinations	2,441,561	74,736,157		824
Effect of foreign currency exchange differences	(25,449)	(778,971)	(4,938,006)	(8,709,084)
Ending balance	10,482,505	320,869,501	235,151,836	220,131,906
Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		3,258,518
Ending balance	332,113	10,165,969	3,258,518
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	106,453	3,258,518	3,365,013	3,381,300
Reclassification			(35,965)
Acquisition through business combinations	224,776	6,880,400
Effect of foreign currency exchange differences	884	27,051	(70,530)	(16,287)
Ending balance	332,113	10,165,969	3,258,518	3,365,013
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		58,272,864
Ending balance	2,579,678	78,963,937	58,272,864
Buildings and improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,273,046	100,187,928	96,258,175	94,447,932
Additions	4,734	144,898	350,434	22,341
Disposals	(22,124)	(677,206)	(609,294)	(684,698)
Reclassification	176,044	5,388,709	6,483,392	5,110,102
Acquisition through business combinations	1,212,936	37,127,957
Effect of foreign currency exchange differences	(15,168)	(464,275)	(2,294,779)	(2,637,502)
Ending balance	4,629,468	141,708,011	100,187,928	96,258,175
Buildings and improvements [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,369,326	41,915,064	38,229,544	34,646,878
Depreciation expense	206,663	6,325,948	5,156,558	5,114,263
Impairment losses recognized	965	29,531	2,310	620
Disposals	(16,042)	(491,033)	(478,903)	(449,198)
Reclassification	(9)	(265)	(210,080)	(5,123)
Acquisition through business combinations	493,235	15,097,920
Effect of foreign currency exchange differences	(4,348)	(133,091)	(784,365)	(1,077,896)
Ending balance	2,049,790	62,744,074	41,915,064	38,229,544
Machinery and equipment1 [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		66,185,198
Ending balance	3,531,133	108,087,970	66,185,198
Machinery and equipment1 [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	8,271,741	253,198,003	248,200,756	243,283,607
Additions	6,294	192,673	102,301	94,480
Disposals	(865,511)	(26,493,282)	(8,449,949)	(5,956,179)
Reclassification	1,047,387	32,060,513	18,331,738	19,661,732
Acquisition through business combinations	3,130,025	95,810,062
Effect of foreign currency exchange differences	(30,368)	(929,579)	(4,986,843)	(8,882,884)
Ending balance	11,559,568	353,838,390	253,198,003	248,200,756
Machinery and equipment1 [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,109,533	187,012,805	175,499,994	164,568,298
Depreciation expense	1,037,283	31,751,251	22,722,307	22,983,290
Impairment losses recognized	3,191	97,680	286,880	876,123
Disposals	(839,751)	(25,704,778)	(7,540,654)	(5,544,489)
Reclassification			34,452	9,660
Acquisition through business combinations	1,738,323	53,210,063
Effect of foreign currency exchange differences	(20,144)	(616,601)	(3,990,174)	(7,392,888)
Ending balance	8,028,435	245,750,420	187,012,805	175,499,994
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		1,588,113
Ending balance	211,145	6,463,160	1,588,113
Other equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	255,213	7,812,080	8,474,661	7,722,408
Additions	2,772	84,860	130,659	470,901
Disposals	(73,540)	(2,251,060)	(763,937)	(159,822)
Reclassification	70,180	2,148,211	174,947	691,276
Acquisition through business combinations	363,351	11,122,171		1,159
Effect of foreign currency exchange differences	(2,551)	(78,095)	(204,250)	(251,261)
Ending balance	615,425	18,838,167	7,812,080	8,474,661
Other equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	203,331	6,223,967	6,385,080	5,907,414
Depreciation expense	59,346	1,816,587	746,422	864,061
Impairment losses recognized	192	5,860	368	5,564
Disposals	(67,635)	(2,070,302)	(720,319)	(151,875)
Reclassification			(24,117)	(4,537)
Acquisition through business combinations	210,003	6,428,174		824
Effect of foreign currency exchange differences	(957)	(29,279)	(163,467)	(236,371)
Ending balance	404,280	12,375,007	6,223,967	6,385,080
Construction in progress and machinery in transit [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		5,863,713
Ending balance	356,470	10,911,552	5,863,713
Construction in progress and machinery in transit [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	191,562	5,863,713	7,713,542	6,397,760
Additions	1,263,306	38,669,807	23,094,288	27,093,140
Disposals	(1,140)	(34,902)	(73,248)	(268,782)
Reclassification	(1,294,097)	(39,612,324)	(25,428,464)	(25,463,285)
Acquisition through business combinations	188,866	5,781,189
Effect of foreign currency exchange differences	7,973	244,069	557,595	(45,291)
Ending balance	$ 356,470	$ 10,911,552	5,863,713	7,713,542
Construction in progress and machinery in transit [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance			17,288	113,342
Impairment losses recognized				5,924
Disposals			$ (17,288)	(100,049)
Effect of foreign currency exchange differences				(1,929)
Ending balance				$ 17,288